REPORTABLE BUSINESS SEGMENTS	6 Months Ended
Sep. 30, 2021
REPORTABLE BUSINESS SEGMENTS
REPORTABLE BUSINESS SEGMENTS

9.  REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are the Mass Market (formerly called Consumer) and the Commercial segments.

The chief operating decision maker monitors the operational results of the Mass Market and Commercial segments for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on certain non-IFRS measures such as Base EBITDA, Base Gross Margin and Embedded Gross Margin as defined in the Company’s Management Discussion and Analysis.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions such as Human Resources, Finance and Information Technology.

For the three months ended September 30, 2021:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$401,491	$303,278	$–	$704,769
Cost of goods sold	339,323	283,975	–	623,298
Gross margin	62,168	19,303	–	81,471
Depreciation and amortization	3,882	828	–	4,710
Administrative expenses	10,348	3,761	23,072	37,181
Selling and marketing expenses	29,167	15,620	–	44,787
Other operating expenses	3,995	114	–	4,109
Segment profit (loss)	$14,776	$(1,020)	$(23,072)	$(9,316)
Finance costs				(11,895)
Unrealized gain of derivative instruments and other				287,515
Realized gain of derivative instruments				49,134
Other expense, net				(57)
Unrealized gain on investment				29,000
Reorganization Costs				(18,577)
Provision for income taxes				245
Profit for the period				$326,049

Capital expenditures	$2,567	$461	$–	$3,028

As at September 30, 2021
Total goodwill	$163,945	$–	$–	$163,945

For the three months ended September 30, 2020:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$419,340	$318,654	$–	$737,994
Cost of goods sold	265,848	251,435	–	517,283
Gross margin	153,492	67,219	–	220,711
Depreciation and amortization	4,773	900	–	5,673
Administrative expenses	9,892	4,153	29,912	43,957
Selling and marketing expenses	29,666	18,246	–	47,912
Other operating expenses	11,954	3,138	–	15,092
Segment profit (loss)	$97,207	$40,782	$(29,912)	$108,077
Finance costs				(29,744)
Restructuring Costs				(7,118)
Gain on September 2020 Recapitalization transaction, net				52,152
Unrealized loss of derivative instruments and other				(84,968)
Realized loss of derivative instruments				(85,457)
Other expense, net				(2,425)
Provision for income taxes				(673)
Loss from continuing operations				$(50,156)
Loss from discontinued operations				(1,210)
Loss for the period				(51,366)

Capital expenditures	$2,695	$292	$–	$2,987

For the six months ended September 30, 2021:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated
Sales	$716,477	$596,964	$–	$1,313,441
Cost of goods sold	594,820	556,840	–	1,151,660
Gross margin	121,657	40,124	–	161,781
Depreciation and amortization	7,521	1,635	–	9,156
Administrative expenses	19,501	7,100	40,350	66,951
Selling and marketing expenses	54,299	30,160	–	84,459
Other operating expenses	11,033	1,104	–	12,137
Segment profit for the period	$29,303	$125	$(40,350)	$(10,922)
Finance costs				(24,808)
Unrealized gain of derivative instruments and other				579,652
Realized gain of derivative instruments				66,346
Other expense, net				(546)
Unrealized gain on investment				29,000
Reorganization Costs				(38,586)
Provision for income taxes				1,212
Profit for the period				$601,348

Capital expenditures	$4,341	$496	$–	$4,837

As at September 30, 2021
Total goodwill	$163,945	$–	$–	$163,945

For the six months ended September 30, 2020:

			Corporate and
	Mass Market	Commercial	shared services	Consolidated

Sales	$810,004	$613,954	$–	$1,423,958
Cost of goods sold	470,157	463,953	–	934,110
Gross margin	339,847	150,001	–	489,848
Depreciation and amortization	11,138	1,814	–	12,952
Administrative expenses	18,187	9,436	54,476	82,099
Selling and marketing expenses	57,222	37,649	–	94,871
Other operating expenses	21,069	6,655	–	27,724
Segment profit (loss)	$232,231	$94,447	$(54,476)	$272,202
Finance costs				(51,597)
Restructuring Costs				(7,118)
Gain on September 2020 Recapitalization transaction, net				50,341
Unrealized loss of derivative instruments and other				(7,619)
Realized loss of derivative instruments				(219,903)
Other expense, net				(3,057)
Provision for income taxes				(1,307)
Profit from continuing operations				$31,942
Loss from discontinued operations				(4,158)
Profit for the period				27,784

Capital expenditures	$4,216	$457	$–	$4,673

As at September 30, 2020
Total goodwill	$171,352	$96,654	$–	$268,006

Sales from external customers

Sales based on the location of the customer.

	Three months ended September 30,		Six months ended September 30,
	2021	2020	2021	2020
Canada	$128,088	$106,873	$268,566	$211,328
United States	576,681	631,121	1,044,875	1,212,630
Total	$704,769	$737,994	$1,313,441	$1,423,958

Non-current assets

Non-current assets by geographic segment consist of goodwill, property and equipment and intangible assets and are summarized as follows:

	As at September 30, 2021	As at March 31, 2021
Canada	$177,690	$178,802
United States	70,013	73,518
Total	$247,703	$252,320